Additional Information to the Items of Profit or Loss (Details) - Schedule of information to the items of profit or loss - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Additional Information to the Items of Profit or Loss (Details) - Schedule of information to the items of profit or loss [Line Items]
Research and development expenses	$ 1,474	$ 962	$ 1,990
General and administrative expenses	3,339	1,665	3,778
Wages and related expenses [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of information to the items of profit or loss [Line Items]
Research and development expenses	243	183	357
General and administrative expenses	245	99	256
Share-based payment [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of information to the items of profit or loss [Line Items]
Research and development expenses	224	17	27
General and administrative expenses	431	7	16
Clinical studies [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of information to the items of profit or loss [Line Items]
Research and development expenses	106	49	172
Regulatory, professional and other expenses [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of information to the items of profit or loss [Line Items]
Research and development expenses	373	322	934
Research and preclinical studies [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of information to the items of profit or loss [Line Items]
Research and development expenses	410	142	165
Chemistry and formulations [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of information to the items of profit or loss [Line Items]
Research and development expenses	118	249	335
Professional and directors’ fees [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of information to the items of profit or loss [Line Items]
General and administrative expenses	1,292	884	2,417
Business development expenses [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of information to the items of profit or loss [Line Items]
General and administrative expenses	2		5
Impairment of investment in associate [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of information to the items of profit or loss [Line Items]
General and administrative expenses	63	55	135
Investor relations and business expenses [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of information to the items of profit or loss [Line Items]
General and administrative expenses	1,193	562	784
Regulatory expenses [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of information to the items of profit or loss [Line Items]
General and administrative expenses	$ 113	$ 58	$ 165